Schedule of Assets (Held at End of Year) - Summary of Employee Benefit Plan Statement of Investment (Detail) (Parenthetical) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Debt, Maturity Date	Feb. 29, 2044
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Debt, Interest Rate	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Debt, Interest Rate	3.25%